Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues:
Finance and insurance, net	$ 1,554	$ 892
Lease income, net	107	145
Total Revenues	56,612	25,390
Cost of sales (exclusive of depreciation)	54,604	22,918
Gross Profit	2,008	2,472
Operating Expenses:
Selling, general and administrative	18,873	3,916
Stock-based compensation expense	41,963	34
Depreciation and amortization expense	383	100
Management fee expense - related party	2	62
Total Operating Expenses	61,221	4,112
Loss from Operations	(59,213)	(1,640)
Interest Expense	175	149
Other Income, net
Change in fair value of Merger warrants liability	12,358	13
Change in fair value of redeemable convertible preferred stock tranche obligation	0	284
Change in fair value of earnout provision	31,846	0
Other income	162	3
Total Other Income , net	44,366	287
Loss Before Income Tax Expense	(15,022)	(1,502)
Income tax expense	0	5
Net Loss	$ (15,022)	$ (1,507)
Net Loss per Share, basic and diluted	$ (0.15)	$ (0.03)
Weighted-average Shares used in Computing Net Loss per Share, basic and diluted	100,817,385	58,621,041
Retail vehicle sales
Revenues:
Total Revenues	$ 50,383	$ 21,042
Cost of sales (exclusive of depreciation)	48,917	19,555
Gross Profit	1,466	1,487
Wholesale vehicle sales
Revenues:
Total Revenues	4,568	3,311
Cost of sales (exclusive of depreciation)	5,687	3,363
Gross Profit	$ (1,119)	$ (52)